Restricted Cash (Tables)	12 Months Ended
Sep. 30, 2023
Restricted Cash [Abstract]
Schedule of Restricted Cash
	September 30, 2023		September 30, 2022
Bank acceptance guarantee deposit	$		$150,973
Pledge of bank deposit		302,906
Restricted cash		$302,906	$150,973